Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Summary of Stock Options and Warrants
A summary of stock options and warrants is as follows:

	Options	Weighted Avg. Exercise Price	Warrants	Weighted Avg. Exercise Price
Outstanding December 31, 2016	207,664	$9.69	1,904,286	$2.75
Granted	—	—	—	—
Cancelled	(50,000)	—	—	—
Exercised	—	—	—	—
Outstanding September 30, 2017	157,664	$9.69	1,904,286	$2.75

A summary of stock options is as follows:

		Weighted Ave.		Weighted Ave.
	Options	Exercise Price	Warrants	Exercise Price

Outstanding January 1, 2015	231,332	$9.33		$
Granted	67,332	9.85	1,904,286	2.75
Cancelled	(10,333)	(10.50)
Exercised	-	-	-	-
Outstanding December 31, 2015	288,331	$10.17	1,904,286	$2.75
Granted	-	-	-	-
Cancelled	(80,667)	(7.15)	-	-
Exercised			-	-
Outstanding December 31, 2016	207,664	$9.69	1,904,286	$2.75